Trade accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2015
Trade Accounts Receivable

Trade accounts receivable comprised the following:

	December 31,
	2014	2015
Trade accounts receivable, gross	$37,730	$37,565
Allowance for doubtful receivables	(1,092)	(878)
Reserve for license cancellations and refunds	(1,231)	(970)

Trade accounts receivable, net	$35,408	$35,717

Allowance for Doubtful Accounts

The allowance for doubtful accounts comprised the following activity:

	Year Ended December 31,
	2013	2014	2015
Balance at beginning of period	$1,812	$1,692	$1,092
Charged to operating expenses	356	(72)	89
Amount written-off or used	(476)	(528)	(303)

Balance at end of period	$1,692	$1,092	$878

Reserve for License Cancellations or Refunds

	Year Ended December 31,
	2013	2014	2015
Balance at beginning of period	$1,812	$1,692	$1,092
Charged to operating expenses	356	(72)	89
Amount written-off or used	(476)	(528)	(303)

Balance at end of period	$1,692	$1,092	$878

The reserve for license cancellations or refunds comprised the following activity:

	Year Ended December 31,
	2013	2014	2015
Balance at beginning of period	$2,067	$1,182	$1,231
Charged against revenue(1)	9,074	10,943	11,574
Amount written-off or used(1)	(9,959)	(10,894)	(11,835)

Balance at end of period	$1,182	$1,231	$970

(1)	Changes in the reserve for license cancellations and refunds are presented as gross amounts.